Annual Total Returns - iShares Developed Real Estate Index Fund (Institutional and Investor A) [BarChart] - Investor A, Institutional - iShares Developed Real Estate Index Fund - Investor A Shares	May 28, 2021
Bar Chart Table:
Annual Return 2016	4.14%
Annual Return 2017	10.69%
Annual Return 2018	(5.19%)
Annual Return 2019	22.09%
Annual Return 2020	(8.48%)